NATURE OF OPERATIONS	6 Months Ended
Jun. 30, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF OPERATIONS	NATURE OF OPERATIONS
Brookfield Wealth Solutions Ltd. (“Brookfield Wealth Solutions”) is a Bermuda corporation incorporated on December 10, 2020 and governed by the laws of Bermuda. References in these financial statements to “we”, “our”, “us” or “the Company” refer to Brookfield Wealth Solutions and its subsidiaries, whereas references to “Brookfield” refer to Brookfield Corporation and its subsidiaries. The Company’s class A exchangeable shares are listed on the New York Stock Exchange (“NYSE”) and the Toronto Stock Exchange (“TSX”) under the symbol “BNT”. Our operations are located primarily in Bermuda, the United States (“U.S.”), the United Kingdom (“U.K.”) and Canada. The Company’s registered head office address is Ideation House, First Floor, 94 Pitts Bay Road, Pembroke, HM08, Bermuda.
Our company is focused on securing the financial futures of individuals and institutions through a range of retirement services, wealth protection products and tailored capital solutions. Through our direct 100% ownership interest in BWS Holdings Ltd. (“BWS Holdings”), we hold the interest in our operating subsidiaries, which include: American National Group Inc. (“ANGI”), Blumont Annuity Company (“BAC Canada”), Clearbrook Group Holdings Inc. (“Clearbrook”), Just Group plc (“Just”) and North End Re Ltd. (“NER Ltd.”).
On April 1, 2026, Just became a wholly-owned subsidiary of BWS Holdings. Refer to Note 16 for further details.
As a result of our acquisition of Just and the strategic repositioning of our life insurance business, we reorganized and changed our internal segments in a manner that caused the composition of our reporting segments to change in the second quarter of 2026. The Company’s reporting segments are Annuities, Property and Casualty (“P&C”) and Corporate and Other. Previously, our reporting segments included Life Insurance. For segment information, refer to Note 27. We have restated all applicable comparative information.